Revenues by Product Lines (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Total revenues		$ 1,916,475	$ 1,854,658	$ 1,741,301
Network Security Gateways
Revenue from External Customer [Line Items]
Total revenues		468,509	506,057	516,254
Other
Revenue from External Customer [Line Items]
Total revenues	[1]	57,048	52,969	56,710
Products and licenses
Revenue from External Customer [Line Items]
Total revenues		525,557	559,026	572,964
Security subscriptions
Revenue from External Customer [Line Items]
Total revenues		542,323	480,352	389,885
Software updates and maintenance
Revenue from External Customer [Line Items]
Total revenues		$ 848,595	$ 815,280	$ 778,452

[1]	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.